CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net loss	¥ (235,152)	$ (33,625)	¥ (601,586)	¥ (593,869)
Adjustments to reconcile net loss to net cash from operating activities
Depreciation of property and equipment	11,450	1,637	22,040	27,842
Amortization of intangible assets	135,785	19,417	29,413	7,420
Non-cash operating lease expense				319
Provision for credit losses	70,194	10,038	10,995	12,363
Impairment of assets	121,038	17,309	120,642	534,826
Impairment of Goodwil			152,890
Foreign currency exchange losses (gains)	(30,783)	(4,402)	21,726	11,421
(Gains) Losses on disposal of property and equipment and intangible assets	712	102	664	(31,751)
Losses (Gains) on disposal/deemed disposal of businesses and subsidiaries/VIEs	(643)	(92)	18,913
Gains on disposal of investments	(32,515)	(4,650)	(2,623)	(21,676)
Changes in fair value of financial assets	23,402	3,346	11,943	(116)
Share of losses from equity method investments	11,650	1,666	16,567	2,564
Deferred income tax (benefits) expenses	(11,023)	(1,577)	48,185	(44,631)
Share-based compensation expenses	19,840	2,838	26,101	33,554
Changes in operating assets and liabilities
Accounts receivable	(5,807)	(830)	(77,518)	(122,478)
Prepayments and other current assets	182,846	26,147	(388,767)	9,360
Due from related parties	5,054	723	(35,904)	(24,520)
Other non-current assets	9,562	1,367	78,020	(54,900)
Accounts payable	(7,714)	(1,103)	47,735	9,701
Accrued expenses and other current liabilities	(439,089)	(62,789)	287,684	791,702
Operating lease liabilities	(6,704)	(959)	(4,771)	1,178
Due to related parties	(5,726)	(819)	(14,835)	6,684
Income tax payable	19,491	2,787	3,857	(3,532)
Other non-current liabilities	(8,124)	(1,162)	(9,694)	(999)
Net cash provided by (used in) operating activities	(172,256)	(24,631)	(238,323)	550,462
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(12,845)	(1,837)	(22,827)	(9,680)
Purchase of long-term investments	(44,886)	(6,419)	(37,000)	(23,707)
Purchase of short-term investments	(949,463)	(135,771)	(1,084,661)	(1,176,030)
Proceeds from maturity of short-term investments	940,124	134,436	1,085,369	1,332,544
Proceeds from disposal of property and equipment and intangible assets			3,553	31,751
Proceeds from disposals of and distributions received from long-term investments	31,239	4,467	21,476	36,556
Loans to related parties			(7,000)
Loans to third parties	(3,175)	(454)	(5,000)	(3,000)
Repayment of loans from related parties	4,800	686	7,000
Repayment of loans from third parties			5,000	653
Purchase of subsidiaries, net of cash acquired	(31,361)	(4,485)		(238,148)
Net cash used in investing activities	(65,567)	(9,377)	(34,090)	(49,061)
Cash flows from financing activities
Purchase of share awards and shares from noncontrolling shareholders	(20,786)	(2,972)	(1,054)	(5,869)
Payment of dividends to noncontrolling shareholders and owners of share awards	(616)	(88)	(583)	(909)
Repayment for bank loans			(5,000)
Proceeds from non-controlling shareholder capital injection			75,750
Repayment of loan to a related party	(44,741)	(6,398)
Proceeds from exercise of share options	1,922	275
Net cash (used in) provided by financing activities	(64,221)	(9,183)	69,113	(6,778)
Effect of exchange rate changes on cash and cash equivalents	(24,362)	(3,484)	16,140	9,073
Net increase (decrease) in cash and cash equivalents and restricted cash	(326,406)	(46,675)	(187,160)	503,696
Cash and cash equivalents and restricted cash at beginning of the year	1,833,031	262,120	2,020,191	1,516,495
Cash and cash equivalents and restricted cash at end of the year	1,506,625	215,445	1,833,031	2,020,191
Supplemental disclosures
Cash payments for income taxes	(11,732)	(1,678)	(2,688)	(1,752)
Cash payments for interest expenses	(4,952)	(708)	(57)
Cash payments for operating leases	(18,469)	(2,641)	(17,223)	(14,925)
Right-of-use assets obtained in exchange for operating lease liabilities-Non-cash	5,286	756	¥ 10,243	10,032
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other current liabilities	3,034	434		¥ 664
Conversion of convertible other non-current assets to long-term investments	¥ 3,000	$ 429